INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships [Line Items]
Write Off Of Capital Contribution Payable	$ 100	$ 7,350
Series Thirty [Member]
Investments In Operating Limited Partnerships [Line Items]
Write Off Of Capital Contribution Payable	65,176	39,963
Series Thirty One [Member]
Investments In Operating Limited Partnerships [Line Items]
Write Off Of Capital Contribution Payable	41,294
Series Thirty Three [Member]
Investments In Operating Limited Partnerships [Line Items]
Write Off Of Capital Contribution Payable		69,154
Series Thirty Seven [Member]
Investments In Operating Limited Partnerships [Line Items]
Write Off Of Capital Contribution Payable		138,438
Series Forty One [Member]
Investments In Operating Limited Partnerships [Line Items]
Write Off Of Capital Contribution Payable		$ 100
Series Forty Three [Member]
Investments In Operating Limited Partnerships [Line Items]
Write Off Of Capital Contribution Payable	$ 26,082